Schedule of Nonconvertible Notes Related Party (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Nonconvertible Notes Related Party One [Member]
Short-term Debt [Line Items]
Interest Rate	4.00%	4.00%
Issuance Date	Dec. 31, 2018	Dec. 31, 2018
Maturity	Dec. 31, 2022	Dec. 31, 2020
Unsecured Notes Payable	$ 55,250	$ 55,250
Nonconvertible Notes Related Party Two [Member]
Short-term Debt [Line Items]
Interest Rate	4.00%	4.00%
Issuance Date	Dec. 31, 2018	Dec. 31, 2018
Maturity	Dec. 31, 2022	Dec. 31, 2020
Unsecured Notes Payable	$ 66,900	$ 66,900
Nonconvertible Notes Related Party Three [Member]
Short-term Debt [Line Items]
Interest Rate	4.00%	4.00%
Issuance Date	Dec. 31, 2018	Dec. 31, 2018
Maturity	Dec. 31, 2022	Dec. 31, 2020
Unsecured Notes Payable	$ 74,220	$ 74,220
Nonconvertible Notes Related Party Four [Member]
Short-term Debt [Line Items]
Interest Rate	4.00%	4.00%
Issuance Date	Sep. 30, 2019	Sep. 30, 2019
Maturity	Sep. 29, 2023	Sep. 29, 2021
Unsecured Notes Payable	$ 314,000	$ 314,000
Nonconvertible Notes Related Party Five [Member]
Short-term Debt [Line Items]
Interest Rate	4.00%	4.00%
Issuance Date	Sep. 17, 2019	Sep. 17, 2019
Maturity	Sep. 16, 2023	Sep. 16, 2020
Unsecured Notes Payable	$ 81,500	$ 81,500
Nonconvertible Notes Related Party Six [Member]
Short-term Debt [Line Items]
Interest Rate	4.00%	4.00%
Issuance Date	Sep. 30, 2019	Sep. 30, 2019
Maturity	Sep. 29, 2023	Sep. 29, 2021
Unsecured Notes Payable	$ 12,450	$ 12,450
Nonconvertible Notes Related Party Seven [Member]
Short-term Debt [Line Items]
Interest Rate	1.00%	1.00%
Issuance Date	Dec. 31, 2020	Dec. 31, 2020
Maturity	Dec. 30, 2022	Dec. 30, 2022
Unsecured Notes Payable	$ 254,382	$ 254,382
Nonconvertible Notes Related Party Eight [Member]
Short-term Debt [Line Items]
Interest Rate	1.00%	1.00%
Issuance Date	Dec. 31, 2020	Dec. 31, 2020
Maturity	Dec. 30, 2022	Dec. 30, 2022
Unsecured Notes Payable	$ 235,600	$ 235,600
Nonconvertible Notes Related Party Nine [Member]
Short-term Debt [Line Items]
Interest Rate	1.00%	1.00%
Issuance Date	Dec. 31, 2020	Dec. 31, 2020
Maturity	Dec. 30, 2022	Dec. 30, 2022
Unsecured Notes Payable	$ 83,785	$ 99,970
Nonconvertible Notes Related Party Ten [Member]
Short-term Debt [Line Items]
Interest Rate	4.00%	1.00%
Issuance Date	Dec. 31, 2020	Dec. 31, 2020
Maturity	Dec. 31, 2022	Dec. 30, 2022
Unsecured Notes Payable	$ 53,100	$ 83,785
Nonconvertible Notes Related Party Eleven [Member]
Short-term Debt [Line Items]
Interest Rate	4.00%	4.00%
Issuance Date	Dec. 31, 2020	Dec. 31, 2020
Maturity	Dec. 31, 2022	Dec. 31, 2021
Unsecured Notes Payable	$ 13,468	$ 53,100
Nonconvertible Notes Related Party [Member]
Short-term Debt [Line Items]
Unsecured Notes Payable	$ 1,244,655	$ 1,334,007
Nonconvertible Notes Related Party Twelve [Member]
Short-term Debt [Line Items]
Interest Rate		4.00%
Issuance Date		Dec. 31, 2020
Maturity		Dec. 31, 2021
Unsecured Notes Payable		$ 2,850